Income Taxes	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Income Taxes
16.	Income Taxes

(1)	Deferred tax assets and deferred tax liabilities

(a)	The components of deferred tax assets and deferred tax liabilities are as follows:

	(Millions of Yen)
	As of March 31, 2019	As of March 31, 2018
Deferred tax assets
Accrued bonus	28,189	26,453
Defined benefit liabilities	66,924	48,011
Impairment losses on non-financial assets	17,888	11,637
Property, plant and equipment	21,552	19,482
Unused tax losses	39,280	29,330
Elimination of unrealized gains on property, plant and equipment and others	31,553	29,681
Accrued expenses for demolition and removal of fixed assets	15,024	13,807
Other	48,820	39,367

Total deferred tax assets	269,234	217,772

Deferred tax liabilities
Equity securities	(108,609)	(151,451)
Defined benefit assets	(25,167)	(33,357)
Undistributed earnings	(31,570)	(30,904)
Special tax purpose reserves	(43,782)	(62,466)

Total deferred tax liabilities	(209,130)	(278,179)

Net deferred tax assets (liabilities)	60,104	(60,407)

(b)	The changes in net deferred tax assets and liabilities are as follows:

	(Millions of Yen)
	Year Ended March 31, 2019	Year Ended March 31, 2018
Balance at beginning of the year	(60,407)	(38,993)
Recognized in profit or loss	88,108	19,575
Recognized in other comprehensive income	37,761	(41,003)
Effect of changes in consolidation scope	(5,268)	14
Balance at end of the year	60,104	(60,407)

(c)	Deductible temporary differences and unused tax losses for which no deferred tax assets are recognized are as follows:

	(Millions of Yen)
	As of March 31, 2019	As of March 31, 2018
Carryforward of unused tax losses	51,390	87,225
Deductible temporary differences	111,242	131,854

Total	162,633	219,080

(d)	The components by expiry date of unused tax losses for which no deferred tax assets are recognized are as follows:

	(Millions of Yen)
	As of March 31, 2019	As of March 31, 2018
Within 1 year	3,009	30,935
Over 2 years but less than 3 years	5,209	7,774
Over 3 years but less than 4 years	10,640	11,426
Over 4 years but less than 5 years	1,247	17,003
Over 5 years	31,283	20,085

Total	51,390	87,225

(2)	Income tax expense

(a)	Details of income tax expense are as follows:

	(Millions of Yen)
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
Current taxes	79,209	79,124	49,526
Deferred taxes	(88,018)	(19,575)	(9,229)

Total	(8,809)	59,549	40,297

The Tax Cut and Jobs Act was enacted on December 22, 2017 and the federal corporate income tax rate applicable to the Company’s subsidiaries in the US was reduced from 35% to 21%. As a result of the reduction, deferred tax for the year ended March 31, 2018 decreased by 6,253 million yen.

(b)	Differences between the statutory income tax rate and the Group’s average effective tax rate consist of the following:

	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
Statutory tax rate	30.6%	30.9%	30.9%

Share of profit in investments accounted for using the equity method	(7.3)	(4.8)	(4.5)
Effects of expense not deductible for tax purposes	0.9	0.9	1.1
Effects of income not taxable for tax purposes	(0.6)	(0.6)	(1.0)
Effects of differences in statutory tax rates applied to companies in Japan and foreign companies	(1.8)	(2.3)	(2.0)
Effects of changes in unrecognized deferred tax assets	(24.0)	(4.0)	(8.1)
Other	(1.4)	1.9	4.3

Average effective tax rate	(3.5)	21.9	20.7